Critical Accounting Estimates and Judgments FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Critical Accounting Estimates and Judgments

Note 5 Critical Accounting Estimates and Judgments

The Company makes estimates and assumptions about the future that affect the reported amounts of assets and liabilities. Estimates and judgments are continually evaluated based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. In the future, actual experience may differ from these estimates and assumptions.

The effect of a change in an accounting estimate is recognized prospectively by including it in comprehensive income in the period of the change, if the change affects that period only, or in the period of the change and future periods, if the change affects both.

Information about critical judgments in applying accounting policies that have the most significant risk of causing material adjustment to the carrying amounts of assets and liabilities recognized in the financial statements within the next financial year are discussed below:

i) Income Taxes

Significant judgment is required in determining the provision for income taxes. There are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain. The Company recognizes liabilities and contingencies for anticipated tax audit issues based on the Company’s current understanding of the tax law. For matters where it is probable that an adjustment will be made, the Company records its best estimate of the tax liability including the related interest and penalties in the current tax provision. Management believes they have adequately provided for the probable outcome of these matters; however, the final outcome may result in a materially different outcome than the amount included in the tax liabilities.

ii) Lascogon Contingent Consideration

There were 30,000,000 common shares of the Company issued into escrow which are to be awarded to the vendor of the investment in Lascogon upon the declaration of commerciality as full and final consideration for the investment; these shares are considered contingent consideration. These shares are to be released from escrow if the project was declared commercial were deemed to have zero value when they were issued and accordingly no liability has been recognized.

iii) Functional Currency

The Company evaluated its functional currency and determined that the United States Dollar was the functional currency of the Company. All accounts and transactions were converted into US dollars from the transition date. The Company determined that the effective date of the change in functional currency under IFRS was March 11, 2003.

Share capital and investments were converted from January 1, 2003.

iv) Impairment

The Company has determined that its investment in Lascogon is not impaired as at January 1, 2010. However, the Company’s previously recorded impairment of its investment in Lascogon at December 31, 2010 in accordance with pre- changeover Canadian GAAP is still appropriate under IFRS IAS 36.